Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	$ 549	$ 391
Liabilities	(5,469)	(5,492)
Net	(4,920)	(5,101)
Non-current, Assets	44	60
Non-current, Liabilities	(151)	(184)
Non-current, Net	(107)	(124)
Derivatives	505	331
Derivatives	(5,318)	(5,308)
Current derivative financial assets liabilities, net, Total	(4,813)	(4,977)
Foreign exchange derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	363	227
Liabilities	(432)	(265)
Net	(70)	(38)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	3	0
Liabilities	(10)	(5)
Net	(7)	(5)
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	52	63
Liabilities	(164)	(187)
Net	(112)	(124)
Aluminum derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	72	52
Liabilities	(57)	(174)
Net	15	(122)
Energy derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Assets	30	12
Liabilities	(29)	(28)
Net	1	(16)
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	29	36
Liabilities	(58)	(69)
Net	(30)	(32)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	(4,718)	(4,763)
Net	$ (4,718)	$ (4,763)